Accumulated Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive gain/(loss), beginning of period		$ 28
Net current-period other comprehensive income		68	$ 101
Accumulated other comprehensive income, end of period		96	28
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive gain/(loss), beginning of period	[1]	28	(73)
Other comprehensive gain before reclassifications	[1]	68	101
Less amount reclassified from accumulated other comprehensive loss	[1],[2]
Net current-period other comprehensive income	[1]	68	101
Accumulated other comprehensive income, end of period	[1]	$ 96	$ 28

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There were no amounts reclassified out of other comprehensive income for years ended December 31, 2020 and December 31, 2019.